Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan name	401(k) Plan
EIN	45-4104058
Plan number	001
Participant Contributions Transferred Late to Plan	$ 321,918	$ 259,592
Late Participant Loan Repayments are Included	true	true
Contributions Not Corrected	$ 321,918	$ 19,461
Contributions Corrected Outside VFCP	0	240,131
Contributions Pending Correction in VFCP	0	0
Total Fully Corrected Under VFCP and PTE-2002-51	$ 0	$ 0